Financial information of parent company - Statement of changes in equity (Details) - USD ($) $ in Thousands								1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 25, 2018	Aug. 29, 2018	Jun. 29, 2018	Jan. 01, 2018	Dec. 29, 2017	Dec. 06, 2017	Jun. 23, 2017	Dec. 31, 2016	Dec. 06, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year				$ 6,721,335					$ 4,190,255	$ 6,721,335	$ 5,403,227	$ 4,190,255
Restated total equity at January 1, 2018											6,721,335
Profit for the year										77,211	126,423	316,434
Other comprehensive income (losses) for the year										141	73,054	(51,330)
Total comprehensive income (loss) for the year										77,352	199,477	265,104
Issuance of ordinary shares						$ 1,000				160,878	326,140
Cancellation of treasury stock										(20,057)
Share premium reduction							$ (910,800)
Exercise of stock options										8,076	17,105	17,610
Share-based compensation										11,661	18,214	14,210
Conversion options exercised - Equity component											399,099	10,244
Recognition of equity component of convertible bonds												52,935
Gain on transfer of business operation					$ 7,300
Perpetual subordinated convertible securities										499,775	64,073
Distribution to perpetual subordinated convertible securities										(6,300)
Deconsolidation of subsidiaries due to loss of control										(17,403)
Share of other capital reserve of associates accounted for using equity method										(637)
Subtotal										2,124,893	1,118,631	947,868
Balance at end of year								$ 5,403,227		8,923,580	6,721,335	5,403,227
Ordinary shares
Balance at beginning of year				19,664					16,830	19,664	17,012	16,830
Restated total equity at January 1, 2018											19,664
Issuance of ordinary shares		$ 228	$ 246			966				474	966
Cancellation of treasury stock	$ (20,000)									(76)
Exercise of stock options								8	132	97	130	140
Conversion options exercised - Equity component											1,556	42
Subtotal										495	2,652	182
Balance at end of year								17,012		20,159	19,664	17,012
Share premium
Balance at beginning of year				4,827,619					4,903,861	4,827,619	4,950,948	4,903,861
Restated total equity at January 1, 2018											4,827,619
Issuance of ordinary shares		$ 77,148	$ 83,256			$ 325,174				160,404	325,174
Cancellation of treasury stock										(19,981)
Share premium reduction											(910,849)
Exercise of stock options								697	35,367	25,121	35,178	36,064
Conversion options exercised - Equity component											427,168	11,023
Subtotal										165,544	(123,329)	47,087
Balance at end of year								4,950,948		4,993,163	4,827,619	4,950,948
Equity-settled employee benefits reserve
Balance at beginning of year				64,978					70,459	64,978	65,703	70,459
Restated total equity at January 1, 2018											64,978
Exercise of stock options										(17,211)	(18,220)	(18,594)
Share-based compensation										10,912	17,495	13,838
Subtotal										(6,299)	(725)	(4,756)
Balance at end of year								65,703		58,679	64,978	65,703
Foreign currency translation reserve
Balance at beginning of year				(497)					(3,956)	(497)	(22,087)	(3,956)
Restated total equity at January 1, 2018											(497)
Other comprehensive income (losses) for the year										(36,138)	21,590	(18,131)
Total comprehensive income (loss) for the year										(36,138)	21,590	(18,131)
Deconsolidation of subsidiaries due to loss of control										(1,774)
Subtotal										(1,774)
Balance at end of year								(22,087)		(38,409)	(497)	(22,087)
Change in value of available-for-sale financial assets
Balance at beginning of year				(1,111)					447	(1,111)	1,245	447
Change in accounting policy				1,100							1,111
Other comprehensive income (losses) for the year											(2,356)	798
Total comprehensive income (loss) for the year											(2,356)	798
Balance at end of year								1,245			(1,111)	1,245
Convertible bonds equity reserve
Balance at beginning of year				52,053					29,564	52,053	81,678	29,564
Restated total equity at January 1, 2018											52,053
Conversion options exercised - Equity component											(29,625)	(821)
Recognition of equity component of convertible bonds												52,935
Subtotal											(29,625)	52,114
Balance at end of year								81,678		52,053	52,053	81,678
Defined benefit plan reserve
Balance at beginning of year				1,084						1,084	1,520
Restated total equity at January 1, 2018											1,084
Other comprehensive income (losses) for the year										129	(436)	1,520
Total comprehensive income (loss) for the year										129	(436)	1,520
Balance at end of year								1,520		1,213	1,084	1,520
Cash flow hedges
Balance at beginning of year				516						516	(34,627)
Restated total equity at January 1, 2018											516
Other comprehensive income (losses) for the year										35,931	35,143	(34,627)
Total comprehensive income (loss) for the year										35,931	35,143	(34,627)
Balance at end of year								(34,627)		36,447	516	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method
Balance at beginning of year				17,646						17,646
Change in accounting policy											(17,646)
Other comprehensive income (losses) for the year											17,646
Total comprehensive income (loss) for the year											17,646
Balance at end of year											17,646
Others
Balance at beginning of year									130		131	130
Other comprehensive income (losses) for the year											(131)	1
Total comprehensive income (loss) for the year											(131)	1
Share of other capital reserve of associates accounted for using equity method										(637)
Subtotal										(637)
Balance at end of year								131		(637)		131
Accumulated deficit
Balance at beginning of year				187,008					(1,287,479)	187,008	(910,849)	(1,287,479)
Change in accounting policy											16,535
Restated total equity at January 1, 2018											203,543
Profit for the year										134,055	179,679	376,630
Total comprehensive income (loss) for the year										134,055	179,679	376,630
Share premium reduction											910,849
Gain on transfer of business operation											7,329
Distribution to perpetual subordinated convertible securities										(6,300)
Subtotal										(6,300)	918,178
Balance at end of year								(910,849)		331,298	187,008	(910,849)
Perpetual subordinated convertible securities
Balance at beginning of year				64,073						64,073
Restated total equity at January 1, 2018											64,073
Perpetual subordinated convertible securities										499,775	64,073
Subtotal										499,775	64,073
Balance at end of year										563,848	64,073
Parent company
Balance at beginning of year				5,233,033					3,729,856	5,233,033	4,150,674	3,729,856
Restated total equity at January 1, 2018											5,233,033
Profit for the year										134,055	179,679	376,630
Other comprehensive income (losses) for the year										(78)	71,456	(50,439)
Total comprehensive income (loss) for the year										133,977	251,135	326,191
Issuance of ordinary shares										160,878	326,140
Cancellation of treasury stock										(20,057)
Exercise of stock options										8,007	17,088	17,610
Share-based compensation										10,912	17,495	13,838
Conversion options exercised - Equity component											399,099	10,244
Recognition of equity component of convertible bonds												52,935
Gain on transfer of business operation											7,329
Perpetual subordinated convertible securities										499,775	64,073
Distribution to perpetual subordinated convertible securities										(6,300)
Deconsolidation of subsidiaries due to loss of control										(1,774)
Share of other capital reserve of associates accounted for using equity method										(637)
Subtotal										650,804	831,224	94,627
Balance at end of year								4,150,674		6,017,814	5,233,033	4,150,674
Parent company | Ordinary shares
Balance at beginning of year				19,664					16,830	19,664	17,012	16,830
Restated total equity at January 1, 2018											19,664
Issuance of ordinary shares										474	966
Cancellation of treasury stock										(76)
Exercise of stock options										97	130	140
Conversion options exercised - Equity component											1,556	42
Subtotal										495	2,652	182
Balance at end of year								17,012		20,159	19,664	17,012
Parent company | Share premium
Balance at beginning of year				4,827,619					4,903,861	4,827,619	4,950,948	4,903,861
Restated total equity at January 1, 2018											4,827,619
Issuance of ordinary shares										160,404	325,174
Cancellation of treasury stock										(19,981)
Share premium reduction											(910,849)
Exercise of stock options										25,121	35,178	36,064
Conversion options exercised - Equity component											427,168	11,023
Subtotal										165,544	(123,329)	47,087
Balance at end of year								4,950,948		4,993,163	4,827,619	4,950,948
Parent company | Equity-settled employee benefits reserve
Balance at beginning of year				64,978					70,459	64,978	65,703	70,459
Restated total equity at January 1, 2018											64,978
Exercise of stock options										(17,211)	(18,220)	(18,594)
Share-based compensation										10,912	17,495	13,838
Subtotal										(6,299)	(725)	(4,756)
Balance at end of year								65,703		58,679	64,978	65,703
Parent company | Foreign currency translation reserve
Balance at beginning of year				(497)					(3,956)	(497)	(22,087)	(3,956)
Restated total equity at January 1, 2018											(497)
Other comprehensive income (losses) for the year										(36,138)	21,590	(18,131)
Total comprehensive income (loss) for the year										(36,138)	21,590	(18,131)
Deconsolidation of subsidiaries due to loss of control										(1,774)
Subtotal										(1,774)
Balance at end of year								(22,087)		(38,409)	(497)	(22,087)
Parent company | Change in value of available-for-sale financial assets
Balance at beginning of year				(1,111)					447	(1,111)	1,245	447
Change in accounting policy											1,111
Other comprehensive income (losses) for the year											(2,356)	798
Total comprehensive income (loss) for the year											(2,356)	798
Balance at end of year								1,245			(1,111)	1,245
Parent company | Convertible bonds equity reserve
Balance at beginning of year				52,053					29,564	52,053	81,678	29,564
Restated total equity at January 1, 2018											52,053
Conversion options exercised - Equity component											(29,625)	(821)
Recognition of equity component of convertible bonds												52,935
Subtotal											(29,625)	52,114
Balance at end of year								81,678		52,053	52,053	81,678
Parent company | Defined benefit plan reserve
Balance at beginning of year				1,084						1,084	1,520
Restated total equity at January 1, 2018											1,084
Other comprehensive income (losses) for the year										129	(436)	1,520
Total comprehensive income (loss) for the year										129	(436)	1,520
Balance at end of year								1,520		1,213	1,084	1,520
Parent company | Cash flow hedges
Balance at beginning of year				516						516	(34,627)
Restated total equity at January 1, 2018											516
Other comprehensive income (losses) for the year										35,931	35,143	(34,627)
Total comprehensive income (loss) for the year										35,931	35,143	(34,627)
Balance at end of year								(34,627)		36,447	516	(34,627)
Parent company | Share of other comprehensive income of joint ventures accounted for using equity method
Balance at beginning of year				17,646						17,646
Change in accounting policy											(17,646)
Other comprehensive income (losses) for the year											17,646
Total comprehensive income (loss) for the year											17,646
Balance at end of year											17,646
Parent company | Others
Balance at beginning of year									130		131	130
Other comprehensive income (losses) for the year											(131)	1
Total comprehensive income (loss) for the year											(131)	1
Share of other capital reserve of associates accounted for using equity method										(637)
Subtotal										(637)
Balance at end of year								131		(637)		131
Parent company | Accumulated deficit
Balance at beginning of year				187,008					$ (1,287,479)	187,008	(910,849)	(1,287,479)
Change in accounting policy											16,535
Restated total equity at January 1, 2018											203,543
Profit for the year										134,055	179,679	376,630
Total comprehensive income (loss) for the year										134,055	179,679	376,630
Share premium reduction											910,849
Gain on transfer of business operation											7,329
Distribution to perpetual subordinated convertible securities										(6,300)
Subtotal										(6,300)	918,178
Balance at end of year								$ (910,849)		331,298	187,008	$ (910,849)
Parent company | Perpetual subordinated convertible securities
Balance at beginning of year				$ 64,073						64,073
Restated total equity at January 1, 2018											64,073
Perpetual subordinated convertible securities										499,775	64,073
Subtotal										499,775	64,073
Balance at end of year										$ 563,848	$ 64,073